Organization, Business Operation and Going Concern (Details)						3 Months Ended						6 Months Ended		12 Months Ended
	Nov. 07, 2024 USD ($)	Nov. 05, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 18, 2024 USD ($) shares	Dec. 29, 2023 shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 28, 2023 $ / shares
Organization, Business Operation and Going Concern [Line Items]
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Exchange ratio of reverse recapitalization												0.0284		0.0284
Net loss						$ (3,351,975)	$ (2,531,579)	$ (34,277,251)	$ (12,402,287)	$ (28,781,134)	$ (62,032,076)	$ (5,883,554)	$ (41,183,419)	$ (34,277,251)	$ (62,032,076)
Cash used in operations												(2,496,568)	$ (10,214,140)	(22,199,148)	(36,269,517)
Accumulated deficit						$ (313,435,055)		(307,551,501)			(270,002,280)	(313,435,055)		(307,551,501)	(270,002,280)
Working capital												$ 35,015,950		26,236,359
Private placement			$ 30,000,000											$ 30,000,000
Board of directors														five
Incurred net loss														$ 34,277,251	62,032,076
Cash used in operation								$ 22,199,148			36,269,517			$ 22,199,148	36,269,517
Accumulated deficit											$ (270,002,281)				$ (270,002,281)
Purchase of warrants prior to reverse stock split (in Shares) | shares					199,994							19,695,305		10	19,695,305
Warrant [Member]
Organization, Business Operation and Going Concern [Line Items]
Purchase of warrants (in Shares) | shares								39,113						39,113
Subsequent Event [Member]
Organization, Business Operation and Going Concern [Line Items]
Private placement		$ 1,120,000
Principal amount	$ 3,800,000	$ 7,630,000		$ 3,600,000
Indemnification financing value	$ 0.2
Purchase of warrants (in Shares) | shares				1,267,728
Gross proceeds				$ 3,000,000
Subsequent Event [Member] | Warrant [Member]
Organization, Business Operation and Going Concern [Line Items]
Purchase of warrants prior to reverse stock split (in Shares) | shares				52,966,102
Board of Directors [Member]
Organization, Business Operation and Going Concern [Line Items]
Board of directors														two
Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001						$ 0.0001				$ 0.0001
Net loss												$ (5,883,554)
Purchase of warrants prior to reverse stock split (in Shares) | shares												20,000,000		20,425	14,645
Common Stock [Member] | Warrant [Member]
Organization, Business Operation and Going Concern [Line Items]
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001						$ 0.0001
Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.0001						$ 0.0001		$ 0.0001
Net loss
Purchase of warrants prior to reverse stock split (in Shares) | shares														36,173